TRADE RECEIVABLES (Details) ¥ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Non-current
Trade receivables from construction contracts			¥ 13,128
Less: Impairment allowance			(2,608)
Total of Non-current trade receivables			10,520
Current
Trade receivables from service concession agreement			22,927
Trade receivables from construction contracts			34,850
Less: Impairment allowance			(11,017)
Total of current trade receivables			46,760
Total			¥ 57,280